Note 44 - Administration Costs (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Employee Benefits Expense
Personnel Expenses Breakdown
Personnel expense (Millions of Euros)
	Notes	2020	2019	2018
Wages and salaries		3.610	4.103	4.031
Social security costs		671	725	670
Defined contribution plan expense	25	72	95	72
Defined benefit plan expense	25	49	49	58
Other personnel expense		293	379	373
Total		4.695	5.351	5.205

Other Administrative Expenses
Other administrative expense (Millions of Euros)
	2020	2019	2018
Technology and systems	1.088	1.060	1.000
Communications	172	181	193
Advertising	186	250	265
Property, fixtures and materials	404	477	865
Taxes other than income tax	344	378	395
Surveillance and cash courier services	161	188	177
Other expense	749	885	921
Total	3.105	3.418	3.816